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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year Ended December 31, 2006

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 -


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, February 13, 2007


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total:  $464,929,000


List of Other Included Managers:


NO. 13F File Number		Name

01  28-				Lloyd George Management (Europe) Limited

FORM 13F INFORMATION TABLE
YEAR ENDED 31 DECEMBER 2006



     NAME OF ISSUER          TITLE    CUSIP       VALUE   SHARES  SH  PUT  INVSTMT  OTHER      VOTING AUTHORITY
                             OF CLASS             X1000   PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED    NONE
 -------------------------    --------- ---------  ------- -------- --- ---- ------- -------- ------- -------- -------
 CHUNGHUA TELECOM CO LTD     ADR     17133Q2057  32902   1667635  SH      DEFINED   01     1667635        0       0
 CHUNGHUA TELECOM CO LTD     ADR     17133Q2057  25749   1305073  SH      DEFINED          1305073        0       0
 CTRIP.COM INT'L 	     ADR     22943F1003  11420    183104  SH      DEFINED           183104        0       0
 ENERSIS S.A.                ADR     29274F1049  60362   3772650  SH      DEFINED   01     3183050        0  589600
 ENERSIS S.A.                ADR     29274F1049  27058   1691100  SH      DEFINED          1691100        0       0
 FOCUS MEDIA                 ADR     34415V1098   2974     44800  SH      DEFINED   01           0        0   44800
 FOCUS MEDIA                 ADR     34415V1098  24644    371200  SH      DEFINED           177700        0  193500
 HDFC BANK LTD               ADR     40415F1012   8545    113210  SH      DEFINED            68680        0   44530
 ICICI BANK LTD              ADR     45104G1040   1098     26300  SH      DEFINED                0        0   26300
 KOOKMIN BANK                ADR     50049M1099   8266    102500  SH      DEFINED   01       20000        0   82500
 KOOKMIN BANK                ADR     50049M1099   2129     26400  SH      DEFINED            21000        0    5400
 KOREA FUND INC		COMMON STOCK 5006341003    532     15569  SH      DEFINED            15569        0       0
 MOBILE TELESYSTEMS          ADR     6074091090   6023    120000  SH      DEFINED   01      120000        0       0
 NETEASE.COM INC             ADR     64110W1027    578     30900  SH      DEFINED            30900        0       0
 NEW ORIENTAL EDUCATION      ADR     6475811070   3726    111100  SH      DEFINED           111100        0       0
 PETROLEO BRAZILEIRO S.A.    ADR     71654V4086    314      3050  SH      DEFINED             3050        0       0
 POSCO                       ADR     6934831099  11384    137700  SH      DEFINED   01       28400        0  109300
 POSCO                       ADR     6934831099  16296    197120  SH      DEFINED           197120        0       0
 SOC QUIMICA Y MINERA CHILE  ADR     8336351056    190      1400  SH      DEFINED             1400        0       0
 SK TELECOM                  ADR     78440P1084   4886    184500  SH      DEFINED   01      184500        0       0
 SUNTECH POWER HOLDINGS LTD  ADR     86800C1045   3365     98950  SH      DEFINED            91630        0    7320
 TAIWAN SEMICONDUCTOR        ADR     8740391003  32590   2981736  SH      DEFINED   01     2212231        0  769505
 TAIWAN SEMICONDUCTOR        ADR     8740391003  19183   1755103  SH      DEFINED          1755103        0       0
 TATA MOTORS                 ADR     8765685024    185      9074  SH      DEFINED             9074        0       0
 TENARIS S.A.                ADR     88031M1099 103662   2077819  SH      DEFINED   01     1844136        0  233683
 TENARIS S.A.                ADR     88031M1099  56868   1139866  SH      DEFINED          1139866        0       0

